U.S. SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549
                                       FORM 24F-2
                             Annual Notice of Securities Sold
                                 Pursuant to Rule 24f-2
                  Read instructions at end of Form before preparing Form.
                                  Please print or type.


1.   Name and address of issuer:  Van Kampen American Capital Pace Fund
                                  One Parkview Plaza
                                  Oakbrook Terrace, IL  60181

2.   Name of each series or class of funds for which this notice is filed:

3.   Investment Company Act File Number: 811-01792
     Securities Act File Number: 2-31417

4.   Last day of fiscal year for which this notice is filed: June 30, 1997

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
              [    ]

6. Date of termination of issuer's declaration under rule 24f-2(a), if applicable (see Instruction A.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: - 0 -

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: - 0 -

9.   Number and aggregate sale price of securities sold during the fiscal
     year:    131,332,811       $1,645,170,682

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
              131,332,811       $1,645,170,682

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):
              22,551,631        $262,459,571


12.      Calculation of registration fee;
(i)      Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10): $   1,645,170,682
                                                                                                                  -----------------
         Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if
(ii)     applicable):                                                                                             +     262,459,571
                                                                                                                  -----------------
(iii)    Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):                -   1,872,518,515
                                                                                                                  -----------------
          Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees
(iv)     pursuant to rule 24e-2 (if applicable):                                                                  +              --
                                                                                                                  -----------------
          Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2
(v)      [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):                                    35,111,738
                                                                                                                  -----------------
         Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or
(vi)     regulation (see Instruction C.6):                                                                        /            3300
                                                                                                                  -----------------
(vii)    Fee due [line (i) or line (v) multiplied by line (vi)]:                                                  $       10,639.92
                                                                                                                  =================


      Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a). [ X ]

      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: August 22, 1997



                              SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*  /s/ Nicholas Dalmaso

                           Nicholas Dalmaso, Assistant Secretary


Date  August 22, 1997


*Please print the name and title of the signing officer below the signature.


              SKADDEN, ARPS, SLATE, MEAGHER & FLOM

                           (ILLINOIS)

                     333 West Wacker Drive

                 Chicago, Illinois 60606-1285

                         (312) 407-0700



                                       August 26, 1997



Van Kampen American Capital
  Pace Fund
One Parkview Plaza
Oakbrook Terrace, IL 60181


              Re:       Filing of Form 24f-2

Ladies and Gentlemen:

        We have acted as special counsel to Van Kampen
American Capital Pace Fund (the "Trust"), a Delaware business trust, in connection with the filing of its Form
24f-2 (the "Form 24f-2") with the Securities and Exchange
Commission (the "Commission"). The Form 24f-2 makes definite registration of 131,332,811 common shares of beneficial interest, $.O1 par value per share (the
"Shares"), for the Trust's fiscal year ended June 30, 1997.

        In connection with this opinion, we have exam-ined the originals or copies, certified or otherwise identified to our satisfaction, of the following docu-ments:

        (i) the First Amended and Restated Agreement and Declaration of Trust of the Trust dated June 21, 1995
(the "Declaration of Trust")

        (ii) the Certificate of Amendment dated Sep-tember 7, 1995 to the Declaration of Trust;

        (iii)  the Amended and Restated Certificate of
Designation of the Trust dated December 12, 1996;

        (iv)  the Amended and Restated By-laws of the
Trust, dated November 17, 1995;

        (v)  the Certificate of Trust, dated May 31,
1995, as amended on July 28, 1995;

        (vi)  each Post-Effective Amendment under the
Securities Act and the Investment Company Act of 1940, as amended, to the Registration Statement of the Trust on Form N-1A, Commission File Nos. 2-31417 and 811-1792, filed with the Commission after June 30, l996 and prior to the date hereof and the exhibits contained therein;

        (vii) copies of certain resolutions adopted by the Board of Trustees of the Trust relating to the autho-rization, issuance and sale of the Shares and furnished to us by the Trust; and

        (viii)  such other agreements, documents,
certificates and other records as we have deemed neces-sary or appropriate as a basis for the opinions set forth herein.

        In such examination we have assumed the legal capacity of natural persons, the genuineness of all signatures, the authenticity of all documents submitted to us as originals, the conformity to original documents of all documents submitted to us as copies and the au-thenticity of the originals of such latter documents. As to any facts material to this opinion which were not independently established by us, we have relied on state-ments or representations of officers of the Trust or others.

        Members of this Firm are admitted to the prac-tice of law in the State of Illinois; and, we express no opinion as to the law of any other jurisdiction other than matters relating to the Delaware business organiza-tional statutes (including statutes relating to Delaware business trusts) to the extent specifically set forth herein.

        Based upon and subject to the foregoing, we are of the opinion that the issuance and sale of Shares by the Trust have been validly authorized and, assuming certificates there for have been duly executed and deliv-ered or the shareholders' accounts have been duly credit-ed and the Shares represented thereby have been fully paid for, such Shares were validly issued, fully paid and nonassessable.

        We hereby consent to the filing of this opinion with the Form 24f-2.


                        Very truly yours,


        /s/ Skadden, Arps, Slate, Meagher & Flom (Illinois)